Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Maximum Contracted Future Annual Charter Hire Receivable Before Allowance for Any Off-Hire Periods

The maximum contracted annual future charter hire receivable (not allowing for any offhire and assuming expiry at the mid-point between the earliest and latest possible end dates) for the 18 vessels as at December 31, 2016, and assuming the options included in the charters for Kumasi and Marie Delmas are exercised, is as follows:

Year ending December 31,
2017	163,201
2018	126,050
2019	110,439
2020	89,432
2021	53,917
Thereafter	95,491

$638,530